SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Apr. 30, 2023	Jul. 31, 2022
Operating Lease
2023	$ 12,186
2024	49,598
2025	51,090
2026	52,630
2027	54,211
Thereafter	22,865
Total payments	242,580
Amount representing interest	(31,878)
Total lease liability	210,702
Less current portion	(37,618)
Lease obligation – long term	$ 173,084